CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - Class B Common Stock - shares	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Oct. 31, 2020
Shares subject to forfeiture	249,928		825,000
Founder Shares
Common shares, issued and outstanding	7,200,000	6,625,000
Share dividend	575,000
Sponsor
Number of shares surrender		131,250
Sponsor | Founder Shares
Share dividend		1,006,250
Sponsor | Founder Shares | Over-allotment option
Shares subject to forfeiture	825,000		825,000	825,000